Segment Information (Details) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended						12 Months Ended				12 Months Ended																		12 Months Ended
	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2009 USD ($)	Sep. 30, 2011 Senior Notes Due May 2021 [Member] USD ($)	May 19, 2011 Senior Notes Due May 2021 [Member]	Sep. 30, 2010 Senior Notes Due May 2021 [Member] USD ($)	Sep. 30, 2011 Private Placement Notes Early Redemption [Member] USD ($)	Sep. 30, 2011 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2010 Venezuela Inflationary Accounting [Member] USD ($)	Sep. 30, 2009 Shave Preparation [Member] USD ($)	Sep. 30, 2011 Wal-Mart Stores [Member]	Sep. 30, 2010 Wal-Mart Stores [Member]	Sep. 30, 2009 Wal-Mart Stores [Member]	Sep. 30, 2011 United States [Member] USD ($)	Sep. 30, 2010 United States [Member] USD ($)	Sep. 30, 2009 United States [Member] USD ($)	Sep. 30, 2011 Segment, Geographical, Groups of Countries, Group One [Member] USD ($)	Sep. 30, 2010 Segment, Geographical, Groups of Countries, Group One [Member] USD ($)	Sep. 30, 2009 Segment, Geographical, Groups of Countries, Group One [Member] USD ($)	Sep. 30, 2011 Germany [Member] USD ($)	Sep. 30, 2010 Germany [Member] USD ($)	Sep. 30, 2011 Singapore [Member] USD ($)	Sep. 30, 2010 Singapore [Member] USD ($)	Sep. 30, 2011 Other International [Member] USD ($)	Sep. 30, 2010 Other International [Member] USD ($)	Sep. 30, 2011 Canada [Member]	Sep. 30, 2010 Canada [Member]	Sep. 30, 2009 Canada [Member]	Sep. 30, 2011 Operating Segments [Member] USD ($)	Sep. 30, 2010 Operating Segments [Member] USD ($)	Sep. 30, 2009 Operating Segments [Member] USD ($)	Sep. 30, 2011 Personal Care [Member] USD ($)	Sep. 30, 2010 Personal Care [Member] USD ($)	Sep. 30, 2009 Personal Care [Member] USD ($)	Sep. 30, 2011 Household Products [Member] USD ($)	Sep. 30, 2010 Household Products [Member] USD ($)	Sep. 30, 2009 Household Products [Member] USD ($)	Sep. 30, 2011 Corporate Elimination [Member] USD ($)	Sep. 30, 2010 Corporate Elimination [Member] USD ($)	Sep. 30, 2009 Corporate Elimination [Member] USD ($)	Sep. 30, 2011 Alkaline batteries [Member] USD ($)	Sep. 30, 2010 Alkaline batteries [Member] USD ($)	Sep. 30, 2009 Alkaline batteries [Member] USD ($)	Sep. 30, 2011 Other batteries and lighting products [Member] USD ($)	Sep. 30, 2010 Other batteries and lighting products [Member] USD ($)	Sep. 30, 2009 Other batteries and lighting products [Member] USD ($)	Sep. 30, 2011 Wet Shave [Member] USD ($)	Sep. 30, 2010 Wet Shave [Member] USD ($)	Sep. 30, 2009 Wet Shave [Member] USD ($)	Sep. 30, 2011 Skin Care [Member] USD ($)	Sep. 30, 2010 Skin Care [Member] USD ($)	Sep. 30, 2009 Skin Care [Member] USD ($)	Sep. 30, 2011 Feminine Care [Member] USD ($)	Sep. 30, 2010 Feminine Care [Member] USD ($)	Sep. 30, 2009 Feminine Care [Member] USD ($)	Sep. 30, 2011 Infant Care [Member] USD ($)	Sep. 30, 2010 Infant Care [Member] USD ($)	Sep. 30, 2009 Infant Care [Member] USD ($)	Sep. 30, 2011 Other Personal Care Products [Member] USD ($)	Sep. 30, 2010 Other Personal Care Products [Member] USD ($)	Sep. 30, 2009 Other Personal Care Products [Member] USD ($)
Segment Reporting Information [Line Items]
Debt Instrument, Decrease, Repayments, Make Whole Premiums															$ 19.9
Inventory Adjustments																		3.7
Foreign Currency Transaction Gain (Loss), before Tax																(1.8)	18.3
Foreign Currency Exchange Rate, Translation																	5.60
Entity-Wide Revenue, Major Customer, Percentage																			19.50%	20.10%	21.40%
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Net sales	1,198.8	1,234.5	1,035.3	1,177.1	1,059.7	1,076.8	935.1	1,176.7	4,645.7	4,248.3	3,999.8											2,341.9	2,196.8	2,100.1	2,303.8	2,051.5	1,899.7													2,449.7	2,048.6	1,890.3	2,196.0	2,199.7	2,109.5				1,311.7	1,327.9	1,264.3	884.3	871.8	845.2	1,637.4	1,265.1	1,118.1	417.6	383.0	364.0	195.1	198.8	214.1	198.0	201.7	194.1	1.6	0	0
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Operating Profit									819.0	817.7	739.7																													408.4	366.6	341.1	410.6	451.1	398.6
General corporate and other expenses									119.9	108.4	(97.4)
Devaluation and other impacts										18.3	0
VERO/RIF									0	0	(38.6)
PTO policy change									0	0	24.1
Acquisition inventory valuation										0	(3.7)
Amortization									21.3	13.6	(13.1)
Interest expense and other financing									150.6	133.5	(165.7)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									406.0	543.4	445.3
Reconciliation from Segment Totals to Consolidated [Abstract]
Depreciation and amortization									181.3	139.2	130.4																										142.4	123.7	116.5	78.9	57.9	50.9	63.5	65.8	65.6	38.9	15.5	13.9
Segment Reporting Information, Net Assets	2,575.5				2,455.7				2,575.5	2,455.7																														1,318.0	1,156.6		1,257.5	1,299.1
Corporate Assets	734.4				841.6				734.4	841.6
Goodwill and other intangible assets net	3,353.5				3,090.6				3,353.5	3,090.6
Assets	6,663.4				6,387.9				6,663.4	6,387.9
Capital expenditures									98.0	108.7	139.7																										97.6	107.4	137.7	36.6	38.2	56.9	61.0	69.2	80.8	0.4	1.3	2.0
Long-Lived Assets [Abstract]
Long-Lived Assets	917.3				867.8				917.3	867.8												615.6	532.3					93.3	106.2	81.7	79.6	126.7	149.7
Sales Revenue, Goods, Net, Percentage																																		5.30%	5.70%	5.10%
Long-term Debt	$ 2,312.5				$ 2,288.5				$ 2,312.5	$ 2,288.5		$ 600.0		$ 0
Debt Instrument, Interest Rate, Stated Percentage													4.70%